Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 67,374,015	$ 62,008,618
Virco Mfg. Corporation common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,232,462	11,578,282
Money market fund held by Virco Unitized Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	230,529	257,835
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,362,042	16,145,670
Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	39,779,511	34,284,666
Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,001,933	11,320,447
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	27,594,504	27,723,952
Level 1 | Money market fund held by Virco Unitized Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	230,529	257,835
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	20,362,042	16,145,670
Level 1 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 1 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	7,001,933	11,320,447
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	39,779,511	34,284,666
Level 2 | Money market fund held by Virco Unitized Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 2 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	39,779,511	34,284,666
Level 2 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Money market fund held by Virco Unitized Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	0	0
Level 3 | Common stocks
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 0	$ 0